Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net earnings	$ 727,828	$ 484,950
Other comprehensive income (loss) (“OCI”):
Foreign currency translation adjustment, net of tax recovery of $1,526 and of $289, respectively (notes 24(b)(iii) and 24(b)(iv))	28,406	7,795
Change in fair value of cash flow hedges, net of tax recovery of $9,046 and tax expense of $3,862 respectively (note 24(b)(ii))	(24,282)	10,580
Change in pension and other post-employment benefits, net of tax recovery of $6,881 and $2,735, respectively (note 10)	(17,561)	(6,509)
Other comprehensive income (loss), net of tax	(13,437)	11,866
Comprehensive income	714,391	496,816
Comprehensive loss attributable to the non-controlling interests	(55,326)	(43,506)
Comprehensive income attributable to shareholders of Algonquin Power & Utilities Corp.	$ 769,717	$ 540,322